UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 131.5%
County/City/Special District/School District — 51.2%
City of Glendale Arizona, RB (NPFGC),
5.00%, 7/01/25	$ 2,305	$ 2,437,007
City of Tucson Arizona, COP (AGC),
5.00%, 7/01/29	1,000	1,026,570
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,250,450
5.00%, 12/01/29	1,250	1,233,050
Downtown Phoenix Hotel Corp., RB,
Senior Series A (FGIC), 5.00%,
7/01/36	915	738,478
Gila County Unified School District
No. 10-Payson Arizona, GO, School
Improvement Project of 2006,
Series A (AMBAC), 5.25%, 7/01/27	1,000	1,027,570
Gilbert Public Facilities Municipal
Property Corp. Arizona, RB, 5.50%,
7/01/27	2,000	2,159,700
Gladden Farms Community Facilities
District, GO, 5.50%, 7/15/31	750	585,930
Greater Arizona Development Authority,
RB, Santa Cruz County Jail, Series 2,
5.25%, 8/01/31	1,000	1,039,270
Maricopa County Community College
District Arizona, GO, Series C, 3.00%,
7/01/22	1,000	958,450
Maricopa County Elementary School
District No. 3-Tempe Elementary
Arizona, GO, Refunding (NPFGC),
7.50%, 7/01/10	290	293,257
Maricopa County Public Finance Corp.,
RB, Series A (AMBAC), 5.00%,
7/01/24	2,500	2,633,950
Maricopa County Unified School District
No. 11-Peoria Arizona, GO, School
Improvement, Second Series
(NPFGC), 5.00%, 7/01/25	430	454,609
Maricopa County Unified School District
No. 89-Dysart Arizona, GO, School
Improvement Project of 2006,
Series C, 6.00%, 7/01/28	1,000	1,110,910
Mohave County Unified School District
No. 20 Kingman, GO, School
Improvement Project of 2006,
Series C (AGC):
5.50%, 7/01/20	1,150	1,318,326
5.00%, 7/01/26	1,000	1,068,940

	Par
Municipal Bonds	(000)	Value
Arizona (continued)
County/City/Special District/School District (concluded)
Phoenix Civic Improvement Corp., RB,
Subordinate, Civic Plaza Expansion
Project, Series A (NPFGC), 5.00%,
7/01/35	$ 3,325	$ 3,356,421
Queen Creek Improvement District
No. 1, Special Assessment Bonds,
5.00%, 1/01/32	2,000	1,826,900
Scottsdale Municipal Property Corp.
Arizona, RB, Water & Sewer
Development Project, Series A,
5.00%, 7/01/24	1,500	1,645,200
Scottsdale Municipal Property Corp.
Arizona, Refunding RB, 5.00%,
7/01/26	1,570	1,783,708
Vistancia Community Facilities District
Arizona, GO:
6.75%, 7/15/22	1,275	1,301,214
5.75%, 7/15/24	750	743,468
Yuma County Library District, GO
(Syncora), 5.00%, 7/01/26	1,465	1,521,197
		31,514,575
Education — 15.0%
Arizona State University, RB,
Series 2008-C:
6.00%, 7/01/25	970	1,103,278
6.00%, 7/01/26	745	842,930
6.00%, 7/01/27	425	478,979
6.00%, 7/01/28	300	337,218
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A, 6.63%, 7/01/20	900	693,405
Pima County IDA, RB:
American Charter Schools
Foundation, Series A, 5.63%,
7/01/38	500	395,500
Arizona Charter Schools Project,
Series C, 6.70%, 7/01/21	725	725,022
Arizona Charter Schools Project,
Series C, 6.75%, 7/01/31	985	950,003
Pima County IDA, Refunding RB:
Arizona Charter Schools Project,
Series O, 5.00%, 7/01/26	1,000	808,950
Charter Schools II, Series A, 6.75%,
7/01/21	575	575,345

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family

BLACKROCK MUNIYIELD ARIZONA FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona (continued)
Education (concluded)
University of Arizona, COP, Refunding,
University of Arizona Projects, Series A
(AMBAC), 5.13%, 6/01/29	$ 905	$ 917,435
University of Arizona, COP, University of
Arizona Projects, Series B (AMBAC),
5.00%, 6/01/28	1,400	1,412,684
		9,240,749
Health — 17.6%
Arizona Health Facilities Authority, RB,
Catholic Healthcare West, Series A,
6.63%, 7/01/20	1,435	1,462,796
Arizona Health Facilities Authority,
Refunding RB, Banner Health,
Series D:
6.00%, 1/01/30	1,500	1,536,555
5.50%, 1/01/38	1,300	1,322,659
Maricopa County IDA Arizona, Refunding
RB, Series A:
Catholic Healthcare West, 5.50%,
7/01/26	1,850	1,886,371
Samaritan Health Services,
(NPFGC), 7.00%, 12/01/16 (a)	1,000	1,219,020
Tucson IDA, RB, Christian Care Project,
Series A (Radian), 6.13%,
7/01/10 (b)	1,000	1,018,690
University Medical Center Corp. Arizona,
RB, 6.50%, 7/01/39	500	532,990
Yavapai County IDA Arizona, RB,
Yavapai Regional Medical Center,
Series A, 6.00%, 8/01/33	1,800	1,810,332
		10,789,413
Housing — 7.5%
Maricopa County & Phoenix Industrial
Development Authorities, Refunding
RB, AMT (GNMA), S/F:
Series A-1, 5.75%, 5/01/40	680	710,165
Series A-2, 5.80%, 7/01/40	490	498,879
Maricopa County IDA Arizona, RB, Series
3-B, AMT (GNMA), 5.25%, 8/01/38	987	1,005,706
Phoenix & Pima County IDA, RB, Series
1A, AMT (GNMA), 5.65%, 7/01/39	468	486,497
Phoenix & Pima County IDA, Refunding
RB, Series 2007-1, AMT (GNMA),
5.25%, 8/01/38	970	976,666
Phoenix IDA Arizona, Refunding RB,
Series 2007-2, AMT (GNMA), 5.50%,
8/01/38	889	929,773
		4,607,686
State — 16.8%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,079,540
5.75%, 9/01/22	2,000	2,227,920

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
State (concluded)
Arizona Sports & Tourism Authority, RB,
Baseball Training Facilities Project,
5.00%, 7/01/16	$ 1,000	$ 1,023,750
Arizona State Transportation Board, RB,
Series B, 5.00%, 7/01/30	4,000	4,270,440
Greater Arizona Development Authority,
RB, Series B (NPFGC), 5.00%,
8/01/30	1,700	1,735,275
		10,336,925
Transportation — 4.3%
Phoenix Civic Improvement Corp., RB
Senior Lien:
Series A, 5.00%, 7/01/33	1,000	1,015,350
Series B, AMT (NPFGC), 5.75%,
7/01/17	1,000	1,038,170
Series B, AMT (NPFGC), 5.25%,
7/01/32	600	598,398
		2,651,918
Utilities — 19.1%
City of Mesa Arizona, RB (NPFGC),
5.00%, 7/01/23	1,500	1,658,805
City of Mesa Arizona, Refunding RB
(NPFGC), 5.00%, 7/01/20	1,000	1,112,430
Gilbert Water Resource Municipal
Property Corp., RB, Subordinate Lien
(NPFGC), 5.00%, 10/01/29	900	928,089
Phoenix Civic Improvement Corp., RB,
Junior Lien (NPFGC), 5.50%, 7/01/20	2,500	2,701,725
Phoenix Civic Improvement Corp.,
Refunding RB, Senior Lien, 5.50%,
7/01/22	2,000	2,272,840
Pinal County IDA Arizona, RB, San
Manuel Facility Project, AMT, 6.25%,
6/01/26	500	432,075
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/24	1,000	1,095,860
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Salt River Project,
Series A, 5.00%, 1/01/35	1,500	1,556,070
		11,757,894
Total Municipal Bonds in Arizona		80,899,160
Guam — 1.6%
Utilities — 1.6%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	1,000	980,970
Total Municipal Bonds in Guam		980,970

2 BLACKROCK MUNIYIELD ARIZONA FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 20.8%
County/City/Special District/School District — 1.3%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.76%, 8/01/41 (c)	$ 5,000	$ 789,750
Housing — 2.2%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.50%,
12/01/18	1,250	1,366,825
State — 7.3%
Commonwealth of Puerto Rico, GO,
Series A, 6.00%, 7/01/38	800	839,376
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities:
Series M-3, (NPFGC), 6.00%,
7/01/28	900	946,737
Series N, 5.50%, 7/01/27	1,000	1,021,280
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,500	1,684,245
		4,491,638
Transportation — 2.9%
Puerto Rico Highway & Transportation
Authority, Refunding RB:
Series AA (NPFGC), 5.50%,
7/01/18	900	978,849
Series CC, 5.50%, 7/01/31	790	825,329
		1,804,178
Utilities — 7.1%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A
(Radian), 6.00%, 7/01/44	2,180	2,269,663
Puerto Rico Electric Power Authority, RB,
Series WW:
5.38%, 7/01/24	1,000	1,057,100
5.50%, 7/01/38	1,000	1,027,050
		4,353,813
Total Municipal Bonds in Puerto Rico		12,806,204
Total Municipal Bonds – 153.9% 94,686,334
Municipal Bonds Transferred to Tender
Option Bond Trusts (d)
Arizona — 5.1%
Utilities — 5.1%
Phoenix Civic Improvement Corp., RB,
Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,139,050

		Value
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 5.1%	$ 3,139,050
Total Long-Term Investments
(Cost – $96,485,242) – 159.0% 97,825,384
Short-Term Securities	Shares
CMA Arizona Municipal Money Fund,
0.00% (e)(f)	2,552,036	2,552,036
Total Short-Term Securities
(Cost – $2,552,036) – 4.1%		2,552,036
Total Investments
(Cost – $99,037,278*) – 163.1%		100,377,420
Other Assets less Liabilities – 2.4%		1,457,236
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (2.4)%		(1,501,213)
Preferred Shares, at Redemption Value – (63.1)%		(38,804,830)
Net Assets Applicable to Common Shares – 100.0% $		61,528,613

* The cost and unrealized appreciation (depreciation) of investments as of

April 30, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 97,617,608
Gross unrealized appreciation	$ 2,878,946
Gross unrealized depreciation	(1,619,134)
Net unrealized appreciation	$ 1,259,812

(a) Security is collateralized by Municipal or US Treasury obligations.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(e) Investment in companies considered to be affiliate of the Fund during the period, for purposes of Section 2(a)(3) of Investment Act of 1940 were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2009	Activity	2010	Income
CMA Arizona
Municipal
Money Fund	4,187,171	(1,635,135)	2,552,036		--
(f) Represents the current yield as of report date.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:
Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term	--		--
Investments[1]		$ 97,825,384	$ 97,825,384
Short-Term		--	--
Securities	$ 2,552,036			2,552,036
Total	$ 2,552,036	$ 97,825,384	--	$ 100,377,420

1See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.

APRIL 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 28, 2010